Consolidated Statements of Operations - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2025
Income Statement [Abstract]
Revenue	$ 465		$ 4,215
Cost of revenue	2,072		1,873
Gross profit	(1,607)		2,342
Selling, general and administrative expenses	26,462	76,872	147,694
Payroll expense	578,100	334,644	2,008,394
Professional service fees	116,652	243,057	931,279
Impairment loss on Intellectual property			2,550,000
Depreciation and amortization	150,000		300,000
Total operating expenses	871,214	654,573	5,937,367
Operating loss	(872,821)	(654,573)	(5,935,025)
Other income (loss)			1,000
Impairment loss on investment			(500,000)
Gain on debt settlement			175,000
Interest income (expense), net	10,030	(67)	(19,166)
Total other income (expense)	10,030	(67)	(343,166)
Net loss	$ (862,791)	$ (654,640)	$ (6,278,191)
Net loss per share:
Basic	$ (0.07)		$ (0.46)
Diluted	$ (0.07)		$ (0.46)
Weighted average shares outstanding:
Basic	13,089,592		13,565,096
Diluted	13,089,592		13,565,096